Note 3 - Summary of Significant Accounting Policies (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Impairment of exploration and evaluation assets	$ 1,809	$ 0
Surubim project [member]
Statement Line Items [Line Items]
Impairment of exploration and evaluation assets	$ 0